Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the accompanying consolidated balance sheets date up to the date that the accompanying consolidated financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying consolidated financial statements.
On February 25, 2026, the Board appointed Somsak Chivavibul as a Class I director of the Board, effective immediately. The Board determined that Mr. Chivavibul qualifies as an independent director and appointed him to serve as a member of the Audit Committee and the chair of the Compensation Committee of the Board. In connection with the appointment, the Company entered into a joinder to the Letter Agreement with Mr. Chivavibul, as well as an indemnification agreement, which are substantially similar to those entered into by the Company’s current officers and directors.